Stable Coins - Movement of digital assets (Details) - 12 months ended Dec. 31, 2025 - Stable coins	HKD ($)	USD ($)
Crypto Asset [Roll Forward]
Digital assets, beginning balance	$ 0
Receipt from PIPE	1,079,765,700
Purchases of stable coins	106,197,000
Disposals of stable coins	(936,028,525)
Change in fair value of stable coins	(21,671)
Option premium income	4,407,000
Investment income from stable coins	326,689
Others	172
Digital assets, ending balance	$ 254,646,365	$ 32,717,018